Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Components of Finance Receivables	The following table lists the components of the finance receivables as of December 31, 2023 and 2022:

Year ended December 31 (€, in millions)	2022	2023
Finance receivables, gross	1,356.7	1,439.8
Unearned interest	—	—
Finance receivables, net	1,356.7	1,439.8
Current portion of finance receivables, gross	1,356.7	1,379.2
Current portion of unearned interest	—	—
Non-current portion of finance receivables, net	—	60.6

Finance Receivables Due for Payment	At December 31, 2023, payment of the finance receivables in the next five years and thereafter are:

(€, in millions)	Amount
2024	1,379.2
2025	60.6
2026	—
2027	—
2028	—
Thereafter	—
Finance receivables, gross	1,439.8